Income Taxes - Reconciliation of Beginning and Ending Balances of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning of the year	$ (85,677)	$ (71,340)
Increase	(20,104)	(14,337)
End of the year	$ (105,781)	$ (85,677)